    As filed with the Securities and Exchange Commission on October 15, 1999

                                                      Registration Nos. 33-22884
                                                                        811-5577
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                         Pre-Effective Amendment No.                         |_|

                       Post-Effective Amendment No. 29                       |X|

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|

                              Amendment No. 31                               |X|

                          ----------------------------

                             The Glenmede Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-442-8299

                             Michael P. Malloy, Esq.
                                    Secretary
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b)

|_| on February 28, 1999 pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(i)

|_| on (date) pursuant to paragraph (a)(i)

|X| 75 days after filing pursuant to paragraph (a)(ii)

|_| on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to register one new portfolio of Registrant and its shares.
          Title of Securities Being Registered: Shares of Common Stock
--------------------------------------------------------------------------------

                             THE GLENMEDE FUND, INC.




                                   Prospectus

                                ___________, 1999





                      Small Capitalization Growth Portfolio






                               Investment Advisor
                           The Glenmede Trust Company


                             Investment Sub-Advisors
                        Winslow Capital Management, Inc.
                           TCW Funds Management, Inc.








The Securities and Exchange Commission has not approved or disapproved the Portfolio's securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY.....................................................

INVESTMENTS.............................................................

PRICE OF PORTFOLIO SHARES...............................................

PURCHASE OF SHARES......................................................

REDEMPTION OF SHARES....................................................

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES
   OF THE PORTFOLIO.....................................................

DIVIDENDS AND DISTRIBUTIONS.............................................

TAXES ..................................................................

MANAGEMENT OF THE PORTFOLIO.............................................

GENERAL INFORMATION.....................................................

FINANCIAL HIGHLIGHTS....................................................

                               RISK/RETURN SUMMARY


Investment Goal                    Long-term capital appreciation.

Principal Investments              Common stocks of companies with small market
                                   capitalizations.

Principal Investment Strategy      The Fund uses a multi-manager approach
                                   whereby, subject to the approval of the
                                   Fund's Board of Directors, the investment advisor selects sub-investment advisors to manage allocated portions of the Portfolio's assets.

Principal Risks of                 Common stocks may decline over short or even
  Investing                        extended periods of time. Equity markets tend
                                   to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Portfolio.

                                   The Portfolio is subject to the additional risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

                                   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who may want to                    The Portfolio may be appropriate for
  invest in the Portfolio          investors who want their capital to grow over
                                   the long term, are investing for goals
                                   several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for investors who are investing for short-term goals, or are mainly seeking current income.

Bar Chart and                      Since the Portfolio has not yet completed a
  Performance Table                full calendar year of operations, there is no
                                   Bar Chart and Performance Table information available.

Fees and Expenses of the           This table describes the fees and expenses
   Portfolio                       that you may pay if you buy and hold shares
                                   of the Portfolio.

      -----------------------------------------------------------
      Annual Portfolio Operating
      Expenses
      (expenses that are deducted from
      Portfolio assets)
      -----------------------------------------------------------
      Management Fees....................            .85%
      -----------------------------------------------------------
      Other Expenses*....................            .32%
      -----------------------------------------------------------
      -----------------------------------------------------------
      Total Annual Portfolio
      Operating Expenses                            1.17%
      -----------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year            3 Years
                          ------            -------

                           $119              $372

                                   INVESTMENTS

Objective and Principal Strategies

         To help you decide whether the Portfolio is appropriate for you, this section looks more closely at the Portfolio's investment objectives and policies. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

         The Portfolio's investment objective may be changed by the Board members without shareholder approval.

         The objective of the Portfolio is to provide long-term appreciation consistent with reasonable risk to principal.

         The Portfolio attempts to achieve its objective by investing primarily in equity securities with market capitalizations, at the time of purchase, that are below the largest market capitalization of any stock in the Russell 2000 Growth Index. (This amount was $3.4 billion as of September 30, 1999.) The small capitalization stocks that the Portfolio invests in are primarily growth stocks. In general, small capitalization growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with less dividend income than small capitalization value stocks. As further described in this Prospectus under the heading "Management of the Portfolio," the investment advisor, The Glenmede Trust Company (the "Advisor") selects one or more sub-investment advisors to manage the Portfolio's assets, subject to the approval of the Fund's Board of Directors. Winslow Capital Management, Inc. ("Winslow Capital") and TCW Funds Management, Inc. ("TCW Funds Management") currently serve as sub-investment advisors to allocated percentages of the Portfolio's assets (collectively, the "Sub-Advisors" or individually, the "Sub-Advisor").

         In managing its portion of the Portfolio, Winslow Capital attempts to achieve the Portfolio's objective by generally selecting stocks of companies that are within a certain market capitalization range, that have a history of consistent growth, and which Winslow Capital believes have earnings growth potential. Winslow Capital generally attempts to identify these stocks through direct research and by working closely with experienced analysts. When selling a portfolio security, Winslow Capital generally follows the same process of fundamental research and will generally sell a security when the anticipated fundamentals no longer support the current stock price.

         In managing its portion of the Portfolio, TCW Funds Management attempts to achieve the Portfolio's objective by generally selecting stocks of companies that TCW Funds Management believes have the potential for surprising the marketplace with sustained earnings growth above consensus estimates. TCW Funds Management generally attempts to identify stocks by using a fundamental company-by-company analysis together with technical and quantitative market analysis and monitors portfolio holdings to respond to any significant change in valuation. Some of the factors TCW Funds Management will generally consider in determining whether to sell a security include, without limitation, changes in the price-to-earnings ratio and earnings.

         Equity securities purchased by the Portfolio will be primarily traded on the various stock exchanges and NASDAQ, although the Portfolio may purchase unlisted securities and penny stocks. The securities held by the Portfolio may represent many different types of companies and industries.

         The Portfolio may take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments include various short-term instruments. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio's performance.


Risks

         The risks of investing in the Portfolio have been described above in the Risk/Return Summary. The following supplements that description.

Selection of Investments

         The Sub-Advisors evaluate the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Other Types of Investments

         This Prospectus describes the Portfolio's principal investment strategies, and the particular types of securities it may select for investment. The Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies--and the risks involved--are described in detail in the Statement of Additional Information, which is referred to on the Back Cover of this Prospectus.

Year 2000 Risks

         Like other investment companies and financial service providers, the Portfolio could be adversely affected if the computer systems used by the Advisor, Sub-Advisors and the Portfolio's other service providers do not properly process and calculate date-related information and data beginning on January 1, 2000. This is commonly known as the "Year 2000 Problem." The Year 2000 Problem arises because most computer systems were designed only to recognize a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account services. The Advisor, Sub-Advisors and administrator are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to ascertain that comparable steps are being taken by the Portfolio's other major service providers. As of the date of this Prospectus, it is not anticipated that shareholders will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 Problem. However, there can be no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not adversely impact the Portfolio. In addition, to the extent that the operations of issuers of securities held by the Portfolio are impaired by the Year 2000 Problem, or prices of securities held by the Portfolio decline as a result of real or perceived problems relating to the Year 2000, the value of the Portfolio's shares may be materially affected.


                            PRICE OF PORTFOLIO SHARES

         The price of shares issued by the Portfolio is based on the Portfolio's net asset value ("NAV"). The Portfolio's NAV per share is determined as of the close of regular trading hours of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern time), on each day that the Exchange is open for business.

         Marketable equity securities are priced at market value. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board of Directors of The Glenmede Fund, Inc. ("Glenmede Fund").


                               PURCHASE OF SHARES

         Shares of the Portfolio are sold without a sales commission on a continuous basis to the Advisor acting on behalf of its clients or the clients of its Affiliates ("Clients") and to other institutions (the "Institutions"), at the NAV per share next determined after receipt of the purchase order by the transfer agent. The minimum initial investment is $25,000; the minimum for subsequent investment is $1,000. Glenmede Fund reserves the right to reduce or waive the minimum initial and subsequent investment requirements from time to time. Beneficial ownership of shares will be reflected on books maintained by the Advisor or the Institutions. The Advisor has informed Glenmede Fund that it and its Affiliates' minimum and subsequent investment requirements for their Clients' investments in the Portfolio are the same as those for Glenmede Fund. Other Institutions may have such requirements. If you wish to purchase shares in the Portfolio you should contact the Advisor or your Institution.

         Your broker dealer may charge you for purchasing or selling shares of the Portfolio. There is no transaction charge for shares purchased directly from the Portfolio.

         Purchases of the Portfolio's shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.


                              REDEMPTION OF SHARES

         You may redeem Shares of the Portfolio at any time, without cost, at the NAV per share next determined after the transfer agent receives your redemption request. Generally, a properly signed written request is all that is required. If you wish to redeem your shares, contact the Advisor or your Institution.

         You will ordinarily be paid your redemption proceeds within one business day, but in no event more than seven days, after the transfer agent receives your order in proper form. Redemption orders are effected at the net asset value per share next determined after receipt of the order. The Portfolio may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the Securities and Exchange Commission (the "SEC").


            ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF
                             SHARES OF THE PORTFOLIO

         Glenmede Fund may appoint one or more entities as its agent to receive purchase and redemption orders of shares of the Portfolio and cause these orders to be transmitted, on a net basis, to Glenmede Fund's transfer agent. In these instances, orders are effected at the NAV per share next determined after receipt of that order by the entity, if the order is actually received by Glenmede Fund's transfer agent not later than the next business morning.


                           DIVIDENDS AND DISTRIBUTIONS

         The Portfolio normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend.

         The Portfolio normally distributes any realized net capital gains at least once a year.

                                      TAXES

Federal

         The Portfolio intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable to you as ordinary income unless you are currently exempt from Federal income taxes, whether you receive the distribution in cash or reinvested in additional shares.

         Dividends paid by the Portfolio will generally be taxable to you as ordinary income or capital gains. Distributions by the Portfolio attributable to its "net capital gain" (the excess of its net long-term capital gain - i.e., gains on assets held more than 12 months - over its net short-term capital loss), if any, qualify as "capital gains distributions." These distributions are taxable to you as long-term capital gain, regardless of how long you have held the shares. For individuals, long-term capital gain is generally subject to a maximum federal tax rate of 20%.

         The Portfolio expects that its investment objective will generally cause its annual distributions to consist primarily of capital gains rather than ordinary income. That will not be the case, however, in any year unless in that year the Portfolio's net capital gains exceed its net investment income.

         If you are considering a purchase of shares of the Portfolio on or just before the record date of a dividend, you should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to you. This is known as "buying into a dividend."

         You may realize a capital gain or loss upon redemption or transfer of your shares of the Portfolio, depending upon the tax basis of your shares and their price at the time of redemption or transfer. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds twelve months. However, in the case of shares held six months or less, any capital loss will be recharacterized as long-term capital loss to the extent of capital gain dividends previously received on the shares.

         The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         The Portfolio's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Portfolio receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

         Miscellaneous. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31, in the event such dividends are paid during January of the following year.

         The foregoing summarizes some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser with specific reference to your own tax situation. You will be advised at least annually as to the federal income tax consequences of distributions made each year.

State and Local Taxes

         You may also be subject to state and local taxes on distributions from the Portfolio. You should consult with your tax adviser with respect to the tax status of distributions from the Portfolio in your state or locality.

                           MANAGEMENT OF THE PORTFOLIO

Investment Advisor and Sub-Investment Advisors

         The Glenmede Trust Company with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolio. The Advisor, a limited purpose trust company chartered in 1956, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. The Advisor is a wholly-owned subsidiary of The Glenmede Corporation. At June 30, 1999, the Advisor had over $15.5 billion in assets in the accounts for which it serves in various capacities including as executor, trustee or investment advisor.

         Under an Investment Advisory Agreement with Glenmede Fund, the Advisor, subject to the control and supervision of Glenmede Fund's Board and in conformance with the stated investment objective and policies of the Portfolio, directly or through sub-advisors, manages the investment and reinvestment of the assets of the Portfolio. Specifically, the Advisor continuously reviews, supervises and administers the investment program of the Portfolio, determines in its (or any selected sub-advisor's) discretion the investment decisions for the Portfolio and the securities to be purchased or sold, and monitors the services performed by the selected sub-advisors. For its services, the Advisor is entitled to receive a management fee from the Portfolio at an annual rate of
 .25% of the Portfolio's average daily net assets. Shareholders in the Portfolio who are customers of other Institutions may pay fees to those Institutions.

         Pursuant to the Investment Advisory Agreement, the Advisor serves as investment advisor to the Portfolio using a multi-manager approach by which the Advisor is permitted to select sub-advisors, subject to the approval of Glenmede Fund's Board, and allocate the Portfolio's assets among them. When determining how to allocate Portfolio assets among sub-advisors, the Advisor considers a number of factors, including, without limitation, the sub-advisor's investment style and performance record as well as the characteristics of the sub-advisor's typical portfolio investments. The Advisor monitors the performance of each sub-advisor and the Portfolio and, to the extent it deems appropriate to achieve the Portfolio's investment objective, reallocates Portfolio assets among individual sub-advisors. Bruce D. Simon, Chief Investment Officer of the High Net Worth Division of the Advisor, is primarily responsible for evaluating the performance of the sub-advisors. Mr. Simon has been employed by the Advisor as a portfolio manager since 1994.

         As of the date of this Prospectus, the assets of the Portfolio are managed in part by Winslow Capital and in part by TCW Funds Management pursuant to Sub-Investment Advisory Agreements entered into with the Advisor and the Glenmede Fund. For its services, each Sub-Advisor is entitled to receive a management fee from the Portfolio at an annual rate of .60% of the portion of the Portfolio's average daily net assets allocated to that Sub-Advisor. Each Sub-Advisor, subject to the control and supervision of the Advisor and the Glenmede Fund's Board, and in conformance with the stated investment objectives and policies of the Portfolio, performs sub-advisory and portfolio transaction services for the Portfolio. These services include managing the Portfolio's holdings in accordance with the Portfolio's investment objective and policies, making investment decisions concerning investments for the Portfolio, placing purchase and sale orders for portfolio transactions and providing the Advisor and the Board with records and regular reports concerning the discharge of its responsibilities.

         Winslow Capital is located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402. Winslow Capital was founded in 1992 to manage a limited number of growth equity accounts for corporations, endowments, foundations, public funds and other institutions. The firm is 100% employee owned and is a registered investment advisor. As of September 30, 1999, Winslow Capital managed over $1.2 billion assets for 23 clients.

         Winslow Capital employs a team approach to manage its allocated portion of the Portfolio's assets; however, Joseph J. Docter is primarily responsible for implementing the principal investment strategy. Since April 1997, Mr. Docter has been a Managing Director at Winslow Capital. Before joining Winslow Capital, Mr. Docter was a partner and equity manager at Baird Capital Management. He has focused his efforts on smaller, rapidly growing companies. He spent 12 years as an analyst and portfolio manager with Firstar Investment Research and Management Company (FIRMCO) in Milwaukee, Wisconsin. At FIRMCO, he was responsible for the start-up and portfolio management for the Emerging Growth product. He managed in excess of $1.1 billion in individually managed institutional assets, mutual funds and commingled trust funds. A Chartered Financial Analyst, Mr. Docter graduated from the University of Wisconsin with a Masters in Business Administration in 1984. He also received undergraduate degrees in Finance and Economics from the University of Wisconsin.

         TCW Funds Management is located at 865 S. Figueroa Street, Los Angeles, California, 90017. It is a wholly-owned subsidiary of The TCW Group, Inc. Established in 1971, TCW Group's direct and indirect subsidiaries provide a variety of trust, investment management and investment advisory services. Mr. Douglas Foreman, Mr. Christopher Ainley and Mr. Charles Larsen jointly manage TCW Funds Management's portion of the Portfolio's assets. Prior to joining the firm in 1994, Mr. Foreman spent eight years at Putnam Investment in Boston, Massachusetts. Mr. Foreman spent his last five years at Putnam managing institutional accounts and mutual funds for clients. A Chartered Financial Analyst, Mr. Foreman graduated with distinction from the U.S. Naval Academy, receiving a B.S. in Marine Engineering and an M.B.A. from Harvard University. Prior to joining the firm in 1994, Mr. Ainley spent two years at Putnam Investments as a Vice President and Analyst in the Equity Research Group and then as a Portfolio Manager for the Core Equity Group. Previously, he was Vice President, Equity Research Analyst for J.P. Morgan Investment Management, Tax Supervisor for Coopers & Lybrand, and also served as Director of Programming for the New England Council, Inc. Mr. Ainley received a B.A. from Tufts University and an M.B.A. from Harvard University. Mr. Larson joined the firm in 1984, having worked the previous 16 years for CIGNA Investment Management Company, where he was Senior Vice President and Portfolio Manager. Mr. Larsen is a

Chartered Financial Analyst and a Chartered Investment Counselor. He graduated from Duke University with an A.B. in History and from Columbia Business School with an M.B.A. in Finance.


                               GENERAL INFORMATION

         If you have any questions regarding the Portfolio contact Glenmede Fund at the address or telephone number stated on the back cover page.


                              FINANCIAL HIGHLIGHTS

            The Portfolio had not commenced investment operations as of __________, 1999, therefore, no financial highlights information is available.

Where to find more information

More Portfolio information is available to you upon request and without charge:

Statement of Additional Information (SAI)

The SAI includes additional information about the Portfolio's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).

You can get free copies of the Portfolio's SAI. You may also request other information about the Portfolio, and make inquiries.

Write to:

                  The Glenmede Fund, Inc.
                  One South Street
                  Baltimore, MD  21202

By phone:
                  1-800-442-8299


Information about the Portfolio (including the Portfolio's SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Portfolio are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

Glenmede Fund's Investment Company Act File No. is 811-5577

                             THE GLENMEDE FUND, INC.
                                 (800) 442-8299

                      SMALL CAPITALIZATION GROWTH PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 1999

         This Statement of Additional Information is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.'s ("Glenmede Fund") Prospectus dated ____________, 1999 with respect to the Small Capitalization Growth Portfolio, as amended or supplemented from time to time (the "Prospectus"). No investment in shares of the Small Capitalization Growth Portfolio should be made without first reading the Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus is available without charge, upon request, by calling the Fund at the above telephone number.

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.

                               Table of Contents

                                                                                                               Page
THE FUND ........................................................................................................1
INVESTMENT STRATEGIES............................................................................................1
INVESTMENT POLICIES AND RISKS....................................................................................2
PRICE OF PORTFOLIO SHARES........................................................................................6
PURCHASE OF SHARES...............................................................................................6
REDEMPTION OF SHARES.............................................................................................7
SHAREHOLDER SERVICES.............................................................................................7
PORTFOLIO TURNOVER...............................................................................................7
INVESTMENT LIMITATIONS...........................................................................................7
MANAGEMENT OF THE FUND..........................................................................................10
INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................12
PORTFOLIO TRANSACTIONS..........................................................................................15
ADDITIONAL INFORMATION CONCERNING TAXES.........................................................................15
PERFORMANCE CALCULATIONS........................................................................................17
GENERAL INFORMATION.............................................................................................19
FINANCIAL STATEMENTS............................................................................................20
OTHER INFORMATION...............................................................................................20
APPENDIX -- DESCRIPTION OF SECURITIES AND RATINGS..............................................................A-1

                                    THE FUND

         Glenmede Fund was organized as a Maryland corporation on June 30, 1988. Glenmede Fund's Articles of Incorporation authorize its Board of Directors to issue 2,500,000,000 shares of common stock, with a $.001 par value. The Board has the power to subdivide these shares into one or more investment portfolios ("Portfolios") from time to time. The Board also has the power to designate separate classes of shares within the same Portfolio. Currently, Glenmede Fund is offering shares of the following Portfolios: International Equity Portfolio, Large Cap Value Portfolio, Small Capitalization Equity Portfolio (Advisor Shares and Institutional Shares), Small Capitalization Growth Portfolio, Tax Managed Equity Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Institutional International Portfolio. This Statement of Additional Information pertains to the Small Capitalization Growth Portfolio.

         Glenmede Fund is an open-end, management investment company. The Small Capitalization Growth Portfolio is a diversified Portfolio of Glenmede Fund.


                              INVESTMENT STRATEGIES

         The following investment strategies supplement those set forth in the Prospectus. Unless specified below and except as described under "Investment Limitations," the following investment strategies are not fundamental and the Fund's Board may change such strategies without shareholder approval.

         The Portfolio may invest in securities located outside the United
States.

         Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in equity securities of companies with market capitalizations, at the time of purchase, that are below the maximum capitalization permitted for a stock in the Russell 2000 Growth Index. However, if warranted in the judgement of the Sub-Advisors, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in preferred stocks and convertible debentures with a minimum rating of BBB by S&P or Baa by Moody's, and the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the 1940 Act and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody's, or in equivalent money market securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the European Currency Unit.

                          INVESTMENT POLICIES AND RISKS

Repurchase Agreements

         The Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor and Sub-Advisors. Under normal circumstances, however, the Portfolio will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the Portfolio to be subject to repurchase agreements.

         In effect, by entering into a repurchase agreement, the Portfolio is lending its funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Portfolio at not less than the agreed upon repurchase price.

          If the seller defaulted on its repurchase obligation, the Portfolio would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

         Repurchase agreements that do not provide for payment to the Portfolio within seven days after notice without taking a reduced price are considered illiquid securities.

Borrowing

         As a temporary measure for extraordinary or emergency purposes, the Portfolio may borrow money from banks. However, the Portfolio will not borrow money for speculative purposes. If the market value of a Portfolio's securities should decline, the Portfolio may experience difficulty in repaying the borrowing.

Securities Lending

         The Portfolio may lend its portfolio securities with a value of up to one-third of its total assets (including the value of the collateral for the loans) to qualified brokers, dealers, banks and other financial institutions who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its portfolio securities only when the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Sub-Advisors in making decisions with respect to the lending of securities, subject to review by the Fund's Board.

         There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Such loans would also involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or even the loss of rights to the collateral should the borrower of the securities fail financially. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. The Portfolio may, from time to time, pay negotiated fees in connection with the lending of securities.

"When Issued," "Delayed Settlement," and Forward Delivery Securities

         The Portfolio may purchase and sell securities on a "when issued," "delayed settlement" or "forward delivery" basis. "When issued" or "forward delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When issued or forward delivery transactions may be expected to occur one month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio in a when issued, delayed settlement or forward delivery transaction until the Portfolio receives payment or delivery from the other party to the transaction. The Portfolio will maintain a separate account of cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

         The Portfolio will engage in when issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in when issued, delayed settlement or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. The Portfolio's when issued, delayed settlement and forward delivery commitments are not expected to exceed 25% of its total assets absent unusual market circumstances, and the Portfolio will only sell securities on such a basis to offset securities purchased on such a basis.

         Securities purchased or sold on a "when issued," "delayed settlement" or "forward delivery" basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, the Portfolio relies on the seller to complete the transaction; the seller's failure to do so may cause the Portfolio to miss a advantageous price or yield.

Investment Company Securities

         In connection with the management of its daily cash positions, the Portfolio may invest in securities issued by other open-end or closed-end investment companies which invest in the obligations of the U.S. Government and its guaranteed or sponsored agencies. Except as otherwise permitted under the 1940 Act, the Portfolio limits its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company's advisory fees and other expenses, in addition to the expenses the Portfolio bears directly in connection with its own operations. Furthermore, the investment company securities in which the Portfolio invests may decline in value.

Illiquid Securities

         The Portfolio will not invest more than 15% of its net assets in securities that are illiquid. These securities are subject to the risk that should the Portfolio need to dispose of such securities, there may not be a ready market or the Portfolio may have to sell such securities at an undesirable price.

Foreign Securities

         The Portfolio may invest in foreign securities. Such investments may involve higher costs than investments in U.S. securities, including higher transaction costs and additional taxes by foreign governments. Foreign investments may also present additional risks associated with currency exchange rates, differences in accounting, auditing and financial reporting standards, holding securities in domestic and foreign custodian banks and depositories, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividends, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.

         Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned. The inability of the Portfolio to make intended security purchases due to these and other settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Additionally, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         Although the Portfolio may invest in securities denominated in foreign currencies, the Portfolio values its securities and other assets in U.S. dollars. As a result, the NAV of the Portfolio's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Portfolio's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Portfolio makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolio's securities in its local market. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Portfolio's securities in its local market. In addition to favorable and unfavorable currency exchange rate developments, the Portfolio is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Interest Rate Risks

         The Portfolio may invest in fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks.

Credit Risks

         Because the Portfolio may invest in fixed-income securities, it is subject to "credit risk"-- the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government Securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government Securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

         The Portfolio may invest in securities which have the lowest rating in the investment grade category (i.e., Baa by Moody's or BBB by S&P). Such securities are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

         Ratings published by nationally recognized statistical rating organizations are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

U.S. Government Obligations

         The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the

U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.


                            PRICE OF PORTFOLIO SHARES

         The NAV per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less liabilities, by the total number of its shares outstanding.

         Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices.

         The Portfolio's marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Sub-Advisors believe such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, pursuant to which
(i) such securities shall be valued initially at cost on the date of purchase or, in the case of securities purchased with more than 60 days maturity, at their market or fair value on the 61st day prior to maturity, and (ii) thereafter (absent unusual circumstances), a constant proportionate amortization of any discount or premium shall be assumed until maturity of the security.

         Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. If a subsequent occurrence is believed to have changed such value, however, the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board. These securities may trade on days when shares of the Portfolio are not priced; as a result, the NAV of shares of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.


                               PURCHASE OF SHARES

         The purchase price of shares of the Portfolio is the NAV next determined after receipt of the purchase order by the Fund. It is the responsibility of the Advisor or Institutions to transmit orders for share purchases to Investment Company Capital Corp. ("ICC"), the Fund's transfer agent, and to deliver required funds to The Chase Manhattan Bank, N.A., the Fund's custodian, on a timely basis.

         The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

         At the discretion of the Fund, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meet the Portfolio's investment objectives and policies.

                              REDEMPTION OF SHARES

         Redemption proceeds are normally paid in cash, although the Portfolio has the right to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio's NAV, whichever is less, within a 90 day period. Any additional redemption proceeds would be made in readily marketable securities.

                              SHAREHOLDER SERVICES

         Shareholders may transfer shares of the Portfolio to another person. An investor wishing to transfer shares should contact the Advisor.

                               PORTFOLIO TURNOVER

         The Portfolio will not normally engage in short-term trading, but reserves the right to do so. A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Advisor and Sub-Advisors will not consider turnover rate a limiting factor in making investment decisions consistent with the Portfolio's investment objectives and policies.

                             INVESTMENT LIMITATIONS

         The Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. The Portfolio will not:

         (1) invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts and options;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

         (4) purchase on margin or sell short, except as specified above in investment limitation (1);

         (5) purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (6) issue senior securities, except that the Portfolio may borrow money in accordance with investment limitation (7) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (7) borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

         (8) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this Statement of Additional Information and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio's assets or the purchase of any securities on margin for purposes of this investment limitation;

         (9)      underwrite the securities of other issuers;

         (10) invest for the purpose of exercising control over management of any company;

         (11) invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

         (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

         (13) write or acquire options or interests in oil, gas or other mineral exploration or development programs; and

         (14) with respect as to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

         If the Portfolio's borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less. Borrowings including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of the Portfolio's total net assets.

         In addition, with respect to investment limitation (12), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         With regard to limitation (13), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND

         The Fund's officers, under the supervision of the Board, manage the day-to-day operations of the Fund. The Board members set broad policies for the Fund and choose its officers.

Board Members and Officers

         The business and affairs of the Fund are managed under the direction of the Board. The following is a list of the Board members and officers of the Fund and a brief statement of their principal occupations during the past five years:


Name and Address                          Age      Principal Occupation During Past Five Years
---------------------------               ---      -------------------------------------------
H. Franklin Allen, Ph.D.                   43      Director of Glenmede Fund; Trustee of The Glenmede
Finance Department                                 Portfolios; Nippon Life Professor of Finance and Economics;
The Wharton School                                 Professor of Finance and Economics from 1990-1996; Vice Dean and
University of Pennsylvania                         Director of Wharton Doctoral Programs from 1990-1993.  He has been
Philadelphia, PA  19104-6367                       employed by The University of Pennsylvania since 1980.

Willard S. Boothby, Jr.                    77      Director of Glenmede Fund; Trustee of The Glenmede
600 East Gravers Lane                              Portfolios; Director, Penn Engineering & Manufacturing Corp.;
Wyndmoor, PA  19118                                Former Director of Georgia-Pacific Corp.; Former Managing Director
                                                   of Paine Webber, Inc.

John W. Church, Jr.*                       66      Chairman and Director of Glenmede Fund; Chairman and Trustee of The
44 Wistar Road                                     Glenmede Portfolios; Retired, formerly the Executive Vice President
Villanova, PA  19085                               and Chief Investment Officer of The Glenmede Trust Company from
                                                   1979 - 1997.

Francis J. Palamara                        74      Director of Glenmede Fund; Trustee of The Glenmede
P.O. Box 44024                                     Portfolios; Trustee of Gintel Fund; Former Director of XTRA
Phoenix, AZ  85064-4024                            Corporation; Former Executive Vice President--Finance of ARAMARK,
                                                   Inc.

G. Thompson Pew, Jr.*                      57      Director of Glenmede Fund; Trustee of The Glenmede
310 Caversham Road                                 Portfolios; Director of The Glenmede Trust Company;
Bryn Mawr, PA  19010                               Former Director of Brown & Glenmede Holdings, Inc.; Former
                                                   Co-Director, Principal and Officer of Philadelphia
                                                   Investment Banking Co.; Former Director and Officer
                                                   of Valley Forge Administrative Services Company.

Mary Ann B. Wirts                          48      President of Glenmede Fund and the Glenmede Portfolios; First Vice
One Liberty Place                                  President and Manager of The Fixed Income Division of The Glenmede
1650 Market Street, Suite 1200                     Trust Company.  She has been employed by The Glenmede Trust Company
Philadelphia, PA  19103                            since 1982.



Name and Address                          Age      Principal Occupation During Past Five Years
---------------------------               ---      -------------------------------------------

Kimberly C. Osborne                        33      Executive Vice President and Treasurer of Glenmede Fund and the
One Liberty Place                                  Glenmede Portfolios; Vice President of The Glenmede Trust Company.
1650 Market Street, Suite 1200                     She has been employed by The Glenmede Trust Company since 1993.
Philadelphia, PA  19103                            From 1992-1993, she was a Client Service Manager with Mutual Funds
                                                   Service Company and from 1987-1992, she was a Client Administrator with
                                                   The Vanguard Group, Inc.

Michael P. Malloy                          40      Secretary of Glenmede Fund; Partner in the law firm of Drinker
One Logan Square                                   Biddle & Reath LLP.
18th and Cherry Streets
Philadelphia, PA 19103-6996

--------------
*Board members Church and Pew are "interested persons" of Glenmede Fund as that term is defined in the 1940 Act.

Remuneration of Board Members

         Glenmede Fund pays each Board member, other than officers of the Advisor, an annual fee of $11,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings. Officers of the Fund receive no compensation as officers from the Fund.

         Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 1998.

                                                                          Pension or
                                                                          Retirement          Estimated
                                                    Aggregate              Benefits             Annual
                                                  Compensation               Total             Benefits
          Name of                                     from                Part of the            Upon
     Person, Position                             Glenmede Fund         Fund's Expense        Retirement
     ----------------                            ---------------        --------------        -----------
Dr. H. Franklin Allen, Ph.D.,                       $14,197                 None                 None
Director/Trustee

Willard S. Boothby, Jr.,                            $12,946                 None                 None
Director/Trustee

John W. Church, Jr.                                 $15,446                 None                 None
Director/Trustee

Francis J. Palamara,                                $12,946                 None                 None
Director/Trustee

G. Thompson Pew, Jr.,                               $14,197                 None                 None
Director/Trustee

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor and Sub-Investment Advisors

         The Advisor, The Glenmede Trust Company, a limited purpose trust company chartered in 1956, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. The Advisor is the wholly-owned subsidiary of The Glenmede Corporation (the "Corporation") whose shares are closely held by 79 shareholders. The Corporation has a nine person Board of Directors which, at December 31, 1998, collectively, owned 98.67% of the Corporation's voting shares and 36.18% of the Corporation's total outstanding shares. The members of the Board and their respective interests in the Corporation at December 31, 1998 are as follows:

The Glenmede Corporation                                         Percent of                 Percent of
Board of Directors                                              Voting Shares              Total Shares
------------------------                                        -------------              ------------
Susan W. Catherwood..................................               10.83%                     1.16%
Richard F. Pew.......................................               10.83%                     1.00%
Thomas W. Langfitt, M.D..............................               11.07%                     8.87%
Arthur E. Pew III....................................               10.83%                     1.00%
J. Howard Pew, II....................................               10.83%                     1.35%
J. N. Pew, III.......................................               11.07%                     5.06%
J. N. Pew, IV........................................               11.07%                     1.36%
R. Anderson Pew......................................               11.07%                     5.64%
Ethel Benson Wister..................................               11.07%                    10.74%
                                                                    ------                    ------
                                                                    98.67%                    36.18%

         A Sub-Advisor, Winslow Capital Management, Inc., was founded in 1992 to manage a limited number of growth equity portfolios for corporations, endowments, foundations, public funds and other institutions. The firm is 100% employee owned by active members of the investment team. These shareholders also act as the firm's Board of Directors and their respective interests in the firm at September 30, 1999 are as follows:

                    Name                   Percent of Ownership
                    ----                   --------------------
       Clark J. Winslow                             53%
       Richard E. Pyle, CFA                         21%
       R. Bart Wear, CFA                            12%
       Joseph J. Docter, CFA                         7%
       Jon R. Foust                                  7%
                                                   ----
                                                   100%


         A Sub-Advisor, TCW Funds Management, Inc., is a wholly-owned subsidiary of The TCW Group, Inc. Established in 1971, The TCW Group, Inc.'s direct and indirect subsidiaries, including TCW Funds Management, Inc., provide a variety of trust, investment management and investment advisory services.

Ownership of The TCW Group, Inc. lies approximately 95% with employees and 5% with the directors. Robert A. Day, who is Chairman of the Board of Directors of The TCW Group, Inc. may be deemed to be a control person of TCW Funds Management, Inc., by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of The TCW Group, Inc.

         The Advisor is entitled to receive a fee from the Portfolio for its services, calculated daily and payable monthly, at the annual rate of .25% of the Portfolio's average daily net assets, and each Sub-Advisor is entitled to receive a fee from the Portfolio for its services, calculated daily and payable monthly, at the annual rate of .60% of that portion of the Portfolio's average daily net assets that the Sub-Advisor manages.

         Shareholders in the Portfolio may be clients of the Advisor or an Affiliate and, as clients, pay fees which vary depending on the capacity in which the Advisor or Affiliate provides fiduciary and investment services to the particular client. Such services may include personal trust, estate settlement, advisory and custodian services. For example, for advisory services, the Advisor charges its clients up to 1% on the first $1 million of principal, .60% on the next $1 million of principal, .50% on the next $3 million of principal and .40% on the next $5 million of principal, with a minimum annual fee of $10,000. For accounts in excess of $10 million of principal, the fee would be determined by special analysis.

Administrative, Transfer Agency and Dividend Paying Services

         ICC, One South Street, Baltimore, Maryland 21202, serves as the Fund's administrator, transfer agent and dividend paying agent pursuant to a Master Services Agreement, and in those capacities supervises all aspects of the Fund's day-to-day operations, other than management of the Fund's investments. ICC is an indirect subsidiary of Deutsche Bank AG. For its services as administrator, transfer agent and dividend paying agent, ICC is entitled to receive fees from the Fund equal to .12% of the first $100 million of the combined net assets of all portfolios of the Fund; .08% of the next $150 million of the combined net assets of all portfolios of the Fund; .04% of the next $500 million of the combined net assets of all portfolios of the Fund; and .03% of the combined net assets of all portfolios of the Fund over $750 million.

Shareholder Services Plan

         Glenmede Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998 under which the Fund may pay a fee to broker/dealers, banks and other financial institutions (including the Advisor and its affiliates) that are dealers of record or holders of record or which have a servicing relationship ("Servicing Agents") with the beneficial owners of shares in the Portfolio. Under the Plan, Servicing Agents enter into Shareholder Servicing Agreements (the "Agreements") with the Fund. Pursuant to such Agreements, Servicing Agents provide shareholder support services to their clients ("Customers") who beneficially own shares of the Portfolio. The fee, which is at an annual rate of .05%, is computed monthly and is based on the average daily net assets of the shares beneficially owned by Customers of such Servicing Agents. All expenses incurred by the Portfolio in connection with the Agreements and the implementation of the Plan shall be borne entirely by the holders of the shares of the Portfolio and will result in an equivalent increase to the Portfolio's Total Annual Portfolio Operating Expenses.

         The services provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from Customers and transmitting purchase and redemption orders to the transfer agent; providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Fund on behalf of Customers; providing information periodically to Customers showing their positions; arranging for bank wires; responding to Customers' inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; and providing such other similar services as may be reasonably requested.

         The Advisor has entered into an Agreement with the Fund to provide shareholder support services to their clients who beneficially own shares of the Portfolio.

Custodian

         Custody services are provided to the Portfolio by The Chase Manhattan Bank, N.A., 3 Chase Metrotech Center, Brooklyn, New York 11245.

Distributor

         Shares of the Fund are distributed continuously and are offered without a sales load by ICC Distributors, Inc. ("ICC Distributors"), P.O. Box 7558, Portland, Maine 04101, pursuant to a Distribution Agreement between the Fund and ICC Distributors. ICC Distributors receives no fee from the Fund for its distribution services.

Independent Accountants

         PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland, 21201, serves as the Fund's independent accountants and will audit its financial statements annually.

Counsel

         Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund.

Reports

         Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.

                             PORTFOLIO TRANSACTIONS

         The Investment Advisory Agreement and the Sub-Advisory Agreements authorize the Advisor and the Sub-Advisors, to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and direct the Advisor or each Sub-Advisor to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Advisor or each Sub-Advisor may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor or each Sub-Advisor under the Investment Advisory Agreement and the Sub-Advisory Agreements. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor or each Sub-Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor or each Sub-Advisor to the Portfolio and the Advisor's or each Sub-Advisor's other clients.

         Because shares of the Portfolio are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or effect principal transactions with dealers on the basis of sales of shares which may be made through such firms. However, the Advisor or each Sub-Advisor may place portfolio orders with qualified broker-dealers who refer clients to it.

         Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Advisor or Sub-Advisors. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these other clients served by the Advisor or Sub-Advisors and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Advisor or Sub-Advisors. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio.


                     ADDITIONAL INFORMATION CONCERNING TAXES

General

           The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. Such qualification generally relieves the Portfolio of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

         Qualification as a regulated investment company under the Code requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt income (if any) net of certain deductions for a taxable year. (In general, the Portfolio's investment company taxable income will be the sum of its net investment income, including interest and dividends, subject to certain adjustments, and net short-term capital gain over net long-term capital loss, if any, for such year.) In addition, the Portfolio must satisfy certain requirements with respect to the source of its income for a taxable year and the diversification of its investments as of the end of each quarter.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held the Portfolio's shares and whether such distribution is received in cash or additional Portfolio shares. The Portfolio will designate such distributions as capital gain dividends in a written notice mailed to shareholders within 60 days after the close of the Portfolio's taxable year. Shareholders should note that, upon the sale or exchange of Portfolio shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

         If for any taxable year the Portfolio does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Other Tax Matters

        Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options generally are not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations under which certain transactions that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Portfolio may make or enter into will be subject to the special currency rules described above.

Miscellaneous

         A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and net capital gain (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any net capital gain prior to the end of each calendar year to avoid liability for this excise tax.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."


                            PERFORMANCE CALCULATIONS

         The Portfolio may compare its total returns for the shares to that of other investment companies with similar investment objectives and to stock and other relevant indices such as the Russell 2000 Growth Index or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total returns of the shares of the Portfolio may also be compared to data prepared by Lipper, Inc. ("Lipper").

         Performance quotations represent the Portfolio's past performance and should not be considered as indicative of future results. Since performance will fluctuate, performance data for the Portfolio should not be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield/return for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the Portfolio, portfolio maturity, operating expenses and market conditions. Any other management fees charged by the Advisor, an Affiliate to its respective clients, or Institutions to their respective clients will not be included in the Portfolio's calculations of yield, effective yield, tax-equivalent yield or total return, as appropriate.

         The Portfolio computes its average annual total return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                   T      =        [(ERV )1/n - 1]
                                                     ---
                                                     P
                           Where:  T      =        average annual total return.

                                   ERV    =        ending redeemable value
                                                   at the end of the period
                                                   covered by the computation
                                                   of a hypothetical $1,000
                                                   payment made at the
                                                   beginning of the period.

                                   P      =        hypothetical initial payment
                                                   of $1,000.

                                   n      =        period covered by the
                                                   computation, expressed in
                                                   terms of years.

         The Portfolio computes its aggregate total return by determining the aggregate rate of return during specified periods that likewise equates the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                   T      =       [(ERV ) - 1]
                                                    ---
                                                    P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Portfolio's average annual total return and aggregate total return do not reflect any other fees that may be charged by the Advisor, an Affiliate to its respective clients, or Institutions to their respective clients. See "Investment Advisory and Other Services".

         As of the date of this Statement of Additional Information, the Portfolio has not commenced investment operations and, accordingly, no performance figures are available.

                               GENERAL INFORMATION

Description of Shares and Voting Rights

         The shares of the Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in this Prospectus, will be fully paid and non-assessable. The shares of the Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Fund voting for the election of its Board members can elect 100% of the Board if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the Fund. The Fund will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. The Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communication in such matters.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, the Rule also provides that the ratification of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.

         Notwithstanding any provision of Maryland law requiring a greater vote of Glenmede Fund's common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by Glenmede Fund's Articles of Amendment and Restatement, Glenmede Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of Glenmede Fund entitled to vote thereon.

Certain Record Holders

         As of the date of this Statement of Additional Information, The Glenmede Trust Company, the Portfolio's initial shareholder, owned all of the Portfolio's outstanding shares.

Dividends and Distributions

         The Portfolio's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for the Portfolio cannot be predicted.

         Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating its NAV per share. Therefore, on the Portfolio's "ex-dividend" date, the NAV per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share NAV of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.


                              FINANCIAL STATEMENTS

         No Financial Statements are supplied for the Portfolio because, as of the date of the Prospectus and this Statement of Additional Information, the Portfolio had no operating history.


                                OTHER INFORMATION

         The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                APPENDIX -- DESCRIPTION OF SECURITIES AND RATINGS

I.       Description of Bond Ratings


         Excerpts from Moody's description of its highest bond ratings: Aaa -- judged to be the best quality; carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards; A -- judged to be of upper medium quality; factors giving security to principal and interest considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa -- judged to be of medium quality; lacking outstanding investment characteristics and in fact having speculative characteristics.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

         Excerpts from S&P description of its highest bond ratings: AAA -- highest grade obligations; indicates an extremely strong capacity to pay interest and repay principal; AA -- also qualify as high grade obligations; indicates a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree; A -- qualifies as upper medium grade obligations; have strong capacity to pay interest and repay principal, although somewhat more susceptible to adverse effects of change in circumstances and economic conditions than higher rated bonds; BBB -- indicates adequate capacity to pay interest and repay principal, although adverse economic conditions are likely to weaken such capacity.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Description of Moody's ratings of state and municipal notes: Moody's ratings for state and municipal notes, other short-term obligations and variable rate demand obligations are as follows: MIG-1/VMIG-1 -- Best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing; MIG-2/VMIG-2 -- High quality with margins of protection ample although not so large as in the preceding group.

         Description of Moody's highest commercial paper rating: Prime-1 ("P-1") -- judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Excerpt from S&P rating of municipal note issues: SP-1+ -- overwhelming capacity to pay principal and interest; SP-1 -- very strong or strong capacity to pay principal and interest.

         Description of S&P highest commercial papers ratings: A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

II.      Description of U.S. Government Securities and Certain Other Securities

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

III.     Foreign Investments

         Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Portfolio will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

         Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the Portfolio and will not entitle either the Portfolio or its shareholders to any foreign tax credit for U.S. federal income tax purposes.

                             THE GLENMEDE FUND, INC.
                             -----------------------

                            PART C. OTHER INFORMATION


Item 23. Exhibits

            (a)       (1) Articles of Amendment and Restatement dated October
                          12, 1988 are incorporated herein by reference to
                          Exhibit 1(a) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 29, 1995 ("PEA #17").

                      (2) Articles Supplementary dated August 16, 1989 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) to PEA #17.

                      (3) Articles Supplementary dated February 28, 1991 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(c) to PEA #17.

                      (4) Articles Supplementary dated March 3, 1992 to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) to PEA #17.

                      (5) Articles Supplementary dated June 2, 1992 to Articles
                          of Incorporation are incorporated herein by reference to Exhibit 1(e) to PEA #17.

                      (6) Articles Supplementary dated September 30, 1994 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(f) to PEA #17.

                      (7) Articles Supplementary dated December 30, 1994 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(g) to PEA #17.

                      (8) Articles Supplementary dated February 26, 1997 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 7, 1997 ("PEA #21").

                      (9) Articles Supplementary dated September 24, 1997 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997 ("PEA #24").

                     (10) Articles of Amendment dated September 24, 1997 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) to PEA #24.

                     (11) Articles of Amendment dated September 24, 1997 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(k) to PEA #24.

                     (12) Articles Supplementary dated September 26, 1997 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(l) to PEA #24.

                     (13) Articles of Amendment dated December 23, 1997 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 ("PEA #26").

                     (14) Articles Supplementary dated December 23, 1997 to
                          Articles of Incorporation are incorporated herein by reference to Exhibit 1(n) to PEA #26.

                     (15) Articles of Amendment dated August 20, 1998 to the
                          Articles of Incorporation are incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 ("PEA #27").

                     (16) Articles Supplementary dated October 11, 1999 to
                          Articles of Incorporation.

            (b) By-Laws of Registrant are incorporated herein by reference to
                Exhibit 2 to PEA #17.

            (c) See: Article Fifth, Articles of Amendment and Restatement dated
                October 12, 1988 which are incorporated herein by reference to
                Exhibit 1(a) to PEA #17; Articles Supplementary dated August 16, 1989 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) to PEA #17; Articles Supplementary dated February 28, 1991 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) to PEA #17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to
                Exhibit 1(d) to PEA #17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) to PEA #17; Articles Supplementary dated September 30, 1994 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) to PEA #17; Articles Supplementary dated December 30, 1994 to Articles of Incorporation which are incorporated by reference to Exhibit 1(g) to PEA #17; Articles Supplementary dated September 24, 1997 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) to PEA #24; Articles Supplementary dated September 26, 1997 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) to PEA #24; Articles Supplementary dated December 23, 1997 to Articles of Incorporation which are incorporated herein by reference as
                Exhibit 1(n) to PEA #26; and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of Registrant's By-Laws which are incorporated herein by reference to Exhibit 2 to PEA #17.

            (d) (1) Investment Advisory Agreement between Registrant and The
                    Glenmede Trust Company dated October 25, 1988 is incorporated herein by reference to Exhibit 5(a) to PEA #17.

                (2) Investment Advisory Agreement between Registrant and The
                    Glenmede Trust Company dated July 31, 1992 is incorporated herein by reference to Exhibit 5(b) to PEA #17.

                (3) Amendment No. 1, dated September 13, 1994, to Investment
                    Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) to PEA #17.

                (4) Supplement dated November 1, 1992, to Investment Advisory
                    Agreement between Registrant and The Glenmede Trust Company, relating to the International Fixed Income and Large Cap Value (formerly, the Model Equity Portfolio) Portfolios is incorporated herein by reference to Exhibit 5(d) to PEA #17.

                (5) Investment Advisory Agreement between Registrant and The
                    Glenmede Trust Company relating to the Emerging Markets Portfolio dated December 12, 1994 is incorporated herein by reference to Exhibit 5(e) to PEA #17.

                (6) Sub-Investment Advisory Agreement among the Registrant, The
                    Glenmede Trust Company and Pictet International Management Limited relating to the Emerging Markets Portfolio dated December 12, 1994 is incorporated herein by reference to
                    Exhibit 5(f) to PEA #17.

                (7) Amendment No. 1, dated December 12, 1994, to the Investment
                    Advisory Agreement for the Emerging Markets Portfolio between the Registrant and the Glenmede Trust Company is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on February 27, 1996 ("PEA #18").

                (8) Amendment No. 1, dated September 11, 1996, to the Investment
                    Advisory Agreement for the Emerging Markets Portfolio between Registrant and the Glenmede Trust Company is incorporated herein by reference to Exhibit 5(h) to PEA #21.

                (9) Amendment No. 1, dated September 11, 1996, to the
                    Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Pictet International Management Limited relating to the Emerging Markets Portfolio is incorporated herein by reference to Exhibit 5(i) to PEA #21.

               (10) Investment Advisory Agreement between the Registrant and The
                    Glenmede Trust Company relating to the Small Capitalization Equity Portfolio is incorporated herein by reference to Exhibit (d)(10) to PEA #27.

               (11) Investment Advisory Agreement between the Registrant and The
                    Glenmede Trust Company relating to the Global Equity Portfolio dated September 16, 1997 is incorporated herein by reference to Exhibit 5(k) to PEA #26.

               (12) Form of Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the Small Capitalization Growth Portfolio.

               (13) Form of Sub-Investment Advisory Agreement among the
                    Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the Small Capitalization Growth Portfolio.

               (14) Form of Sub-Investment Advisory Agreement among the
                    Registrant, The Glenmede Trust Company and TCW Funds Management, Inc. relating to the Small Capitalization Growth Portfolio.

            (e) (1) Distribution Agreement dated September
                    10, 1997, between Registrant and ICC
                    Distributors, Inc. is incorporated herein by reference to Exhibit 6 to PEA #24.

                (2) Form of Appendix A to Distribution Agreement between
                    Registrant and ICC Distributors Inc.

            (f) Not Applicable.

            (g) (1) Custody Agreement dated December 13, 1994, as amended and restated May 1, 1995 between Registrant and The Chase Manhattan Bank, N.A. is incorporated herein by reference to
                    Exhibit 8(a) to PEA #17.

                (2) Amendment dated May 1, 1995 to Custody Agreement between
                    Registrant and The Chase Manhattan Bank, N.A. dated May 1, 1995 is incorporated herein by reference to Exhibit 8(b) to PEA #17.

                (3) Form of Amendment to Exhibit A to Custody Agreement relating to the Small Capitalization Growth Portfolio.

            (h) (1) Master Services Agreement between Registrant and Investment
                    Company Capital Corp. dated July 1, 1995 is incorporated herein by reference to Exhibit 9(a) to PEA #17.

                (2) Form of Amended Fee Schedule to the Master Services
                    Agreement is incorporated herein by reference to Exhibit 9(b) to PEA #21.

                (3) Amended and Restated Shareholder Servicing Plan is
                    incorporated herein by reference to Exhibit 9(c) to PEA #24.

                (4) Form of Amended and Restated Shareholder Servicing Agreement
                    is incorporated herein by reference to Exhibit 9(d) to PEA #24.

                (5) Form of Amended and Restated Shareholder Servicing Agreement
                    relating to the Small Capitalization Growth Portfolio.

            (i) (1) Opinion of Counsel as to Legality of Securities Being
                    Registered is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on December 30, 1997 ("PEA #25").

                (2) Opinion of Counsel as to Legality of Securities Being
                    Registered.

            (j) (1) Consent of Drinker Biddle & Reath LLP.

                (2) Consent of PricewaterhouseCoopers LLP.

            (k) Not Applicable.

            (l) (1) Purchase Agreement between the Registrant and The Glenmede
                    Trust Company relating to the Emerging Markets Portfolio dated December 12, 1994 is incorporated by reference to
                    Exhibit 13(d) to PEA #17.

                (2) Purchase Agreement between the Registrant and The Glenmede
                    Trust Company relating to the Global Equity Portfolio dated September 16, 1997 is incorporated herein by reference to
                    Exhibit 13(b) to PEA #26.

                (3) Form of Purchase Agreement between Registrant and The
                    Glenmede Trust Company relating to the Small Capitalization Growth Portfolio.

            (m) Not Applicable.

            (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation
                of a Multi-Class System dated October 24, 1997 is incorporated herein by reference to Exhibit 18 to PEA #24.

Item 24. Persons Controlled by or Under Common Control with Registrant

         Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.

Item 25. Indemnification

            Reference is made to Article Ten of the Registrant's Amended and Restated Article of Incorporation, incorporated herein by reference to
         Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor

         (a) The Glenmede Trust Company

         Reference is made to the caption of "Investment Advisor" in the Prospectuses in Part A of this Registration Statement and "Investment Advisory and Other Services" in Part B of this Registration Statement.

         Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 1996, as well as the capacity in which such person was connected.


                                   Name and Principal
Name and Position                  Business Address                   Connection with
with Investment Adviser            of other Company                   other Company
-----------------------            ----------------                   -------------

Susan W. Catherwood                Trustee Board of                   Former Chairman
                                   the Medical Center
                                   of the University
                                   of Pennsylvania

                                   PECO Energy                        Board Member

                                   University of Pennsylvania         Vice Chairman,
                                                                      Board of Trustees

                                   The World Affairs Council          Board Member
                                   of Philadelphia

                                   Monell Chemical Senses             Director
                                   Center

                                   The Christopher Ludwick            Vice Chairman,
                                   Foundation                         Member,
                                                                      Board of  Managers

                                   Executive Service Corps            Vice Chairman,
                                   of the Delaware Valley             Board of Directors

                                   Montessori Genesis II              Advisory Board
                                                                      Member

                                   United Way of Southeastern         Director
                                   Pennsylvania

                                   Phoenixville Hospital              Chairman,
                                                                      Board of Trustees

                                   Phoenixville Healthcare            Board Member
                                   Foundation

                                   Thomas Harrison Skelton


Richard F. Pew                     North Ridge                        Owner/Operator
                                   Ranches, Montana
                                   and Wyoming

                                   Yellowstone Center                 Board Member
                                   for Mountain Environments

                                   Name and Principal
Name and Position                  Business Address                   Connection with
with Investment Adviser            of other Company                   other Company
-----------------------            ----------------                   -------------

                                   Mountain Research Center,          Director
                                   Montana State University

                                   Teton Science School;              Director
                                   Kelly Wyoming

Thomas W. Langfitt, M.D.           Management Department,             Senior Fellow
                                   The Wharton School of
                                   the University of
                                   Pennsylvania

                                   New York Life Insurance            Board Member
                                   Company

                                   Committee on Automotive            Chairman
                                   Safety, General Motors
                                   Corporation

                                   University of Pennsylvania         Board Member
                                   Medical Center Trustee
                                   Board

                                   Institute of Medicine              Member
                                   of the National Academy
                                   of Sciences

                                   Sun Company                        Former Board
                                                                      Member

                                   SmithKline Beecham                 Former Board
                                   Corporation                        Member

                                   Princeton University               Former Member,
                                                                      Board of Trustees

                                   Harvard Medical                    Former Member,
                                                                      Board of Overseers

                                   The American Philosophical         Member
                                   Society

                                   Greater Philadelphia Urban         Board Member
                                   Affairs Coalition

                                   The Philadelphia Public            Board Member
                                   School/Business Partnership
                                   for Reform Governing Board

                                   Secretary's Advisory               Board Member
                                   Committee on Infant
                                   Mortality, Department of
                                   Health and Human Services

                                   Name and Principal
Name and Position                  Business Address                   Connection with
with Investment Adviser            of other Company                   other Company
-----------------------            ----------------                   -------------


                                   Community College of               Director
                                   Philadelphia

                                   National Museum of                 Trustee
                                   American History -
                                   Smithsonian Institute

Arthur E. Pew, III                 Burlington Northern                Retired Director
                                   Railroad                           of Administration,
                                                                      Purchasing &
                                                                      Material Management
                                                                      Department

                                   Minnesota Transportation           Board Member
                                   Museum

                                   Museum of Transportation           Chairman of the
                                   Development Corporation,           Board
                                   St. Paul

                                   Manitow Island Association         Board Member
                                   (White Bear, Minnesota)

                                   Osceola and St. Croix              Board Member
                                   Valley Railway (Osceola,
                                   Wisconsin)

J. Howard Pew, II                  None                               None

J.N. Pew, III                      None                               None

J.N. Pew, IV, M.D.                 Private Practice                   None
                                   of Internal Medicine

                                   Flying Hills Self Storage,         President
                                   Inc.

                                   American Red Cross,                Director
                                   Berks County

                                   Alvernia College                   Trustee

                                   French and Pickering Creek         Director
                                   Conservation Trust, Inc.

R. Anderson Pew                    Radnor Corp., a Sun                Retired Chief
                                   Company subsidiary                 Executive Officer

                                   Bryn Mawr College                  Vice Chairman,
                                                                      Board of Trustees

                                   Name and Principal
Name and Position                  Business Address                   Connection with
with Investment Adviser            of other Company                   other Company
-----------------------            ----------------                   -------------
                                   Children's Hospital of             Vice Chairman of
                                   Philadelphia                       the Board of Trustees

                                   Massachusetts Institute            Member, Corporation
                                   of Technology                      Visiting Committee for the
                                                                      Department of Brain and
                                                                      Cognitive Sciences

                                   The Jackson Library                Board Member/Trustee

                                   Curtis Institute of                Trustee
                                   Music, Philadelphia

                                   AOPA (a private pilot's            Chairman of the Board
                                   association)

                                   AOPA Air Safety                    Chairman of
                                   Foundation                         the Board of Trustees

                                   Academy of Music                   Board Member
                                   Philadelphia Inc.                  ACM Committee



Ethel Benson Wister                Academy of Music                   Committee Member
                                   Philadelphia, Inc.

                                   Peoples' Light and Theater         Honorary Board
                                   Company                            Member

                                   Concerto Soloists Orchestra        Arts Award 1997
                                                                      Recipient

         (b) Sub-Investment Advisor - Pictet International Management Limited

         Pictet International Management Limited (the "Sub-Advisor") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank, which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. The Sub-Advisor, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

         The list required by this Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form AD filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15143).

         (c) Sub-Investment Advisor- Winslow Capital Management, Inc.

         The officers and directors at Winslow Capital Management, Inc. are all active employees of the firm. None of the directors or officers has any other business, profession, vocation or employment outside of the firm. All of the directors and officers have been in the investment management business for at least the last ten consecutive years. Prior to joining Winslow Capital Management, Inc., Joseph J. Docter, CFA and R. Bart Wear, CFA were partners at Baird Capital Management from July 1996 to March 1997.

         (d) Sub-Investment Advisor- TCW Funds Management, Inc.

         The list required by this Item 26 of the activities and affiliations of the officers and directors of TWC Funds Management, Inc. is incorporated by reference to Form ADV filed by TCW Funds Management, Inc. pursuant to the Investment Advisers Act of 1940. In addition to the Funds, TCW Funds
Management, Inc. serves as investment adviser or sub-adviser to a number of open-end and closed-end management investment companies that are registered under the Investment Company Act of 1940 and to a number of foreign investment companies.

Item 27. Principal Underwriters

         (a) In addition to The Glenmede Fund, Inc., ICC Distributors, Inc. ("ICC Distributors") currently acts as distributor for The Glenmede Portfolios, BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Flag Investors International Fund, Flag Investors Emerging Growth Fund, Flag Investors Equity Partners Fund, Flag Investors Communications Fund, Flag Investors Real Estate Securities Fund, Flag Investors Value Builder Fund, Flag Investors Total Return U.S. Treasury Fund, Flag Investors Short Intermediate Income Fund, Flag Investors Managed Municipal Fund, Flag Investors BT Alex. Brown Cash Reserve Prime Series, BT Alex. Brown Cash Reserve Treasury Series and BT Alex. Brown Cash Reserve Tax-Free Series. ICC Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.


         (b)

Name and Principal        Position and Offices              Position and Offices
Business Address          with Principal Underwriter        with Registrant
------------------        --------------------------        ---------------
John Y. Keffer            President                         None

David I. Goldstein        Secretary                         None

Benjamin L. Niles         Vice President                    None

Margaret J. Fenderson     Assistant Treasurer               None

Nanette K. Chern          Chief Compliance Officer          None

         (c) Not Applicable.

Item 28. Location of Accounts and Records

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

         (1)      The Glenmede Trust Company
                  One Liberty Place
                  1650 Market Street, Suite 1200
                  Philadelphia, Pennsylvania 19103
                  (records relating to its function as investment advisor)

         (2)      Pictet International Management Limited
                  Cutlers Garden
                  5 Devonshire Square
                  London, United Kingdom EC2M 4LD
                  (records relating to its function as sub-investment advisor of Emerging Markets Portfolio)

         (3)      The Chase Manhattan Bank, N.A.
                  One Chase Manhattan Plaza
                  New York, New York 10081
                  (records relating to its function as custodian)

         (4)      Investment Company Capital Corp.
                  One South Street
                  Baltimore, Maryland 21202
                  (records relating to its functions as administrator, transfer agent and dividend disbursing agent)

         (5)      ICC Distributors, Inc.
                  P.O. Box 7558
                  Portland, Maine  04101
                  (records relating to its functions as distributor)

         (6)      Drinker Biddle & Reath LLP
                  One Logan Square
                  18th & Cherry Streets
                  Philadelphia, Pennsylvania  19103-6996
                  (Registrant's minute books)

         (7)      Winslow Capital Management, Inc.
                  4720 IDS Tower
                  80 South Eighth Street
                  Minneapolis, Minnesota  55402
                  (records relating to its functions as sub-investment advisor to the Small Capitalization Growth Portfolio)

         (8)      TCW Funds Management, Inc.
                  865 South Figueroa Street
                  Los Angeles, California  90017
                  (records relating to its functions as sub-investment advisor to the Small Capitalization Growth Portfolio)

Item 29. Management Services

         Not applicable.

Item 30. Undertakings.

         (a) Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the Act.

         (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 15th day of October, 1999.

                                                     THE GLENMEDE FUND, INC.

                                                     By /s/ Mary Ann B. Wirts
                                                        ------------------------
                                                        Mary Ann B. Wirts
                                                        President and Chief
                                                        Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to the Registration Statement of The Glenmede Fund, Inc. has been signed by the following persons in the capacities and on the date indicated.

         Signature                      Title                 Date
         ---------                      -----                 ----

* John W. Church                        Chairman              October 15, 1999
-----------------------------
John W. Church, Jr.


Mary Ann B. Wirts                       President and         October 15, 1999
----------------------------            Chief Executive
Mary Ann B. Wirts                       Officer


* H. Franklin Allen                     Director              October 15, 1999
----------------------------
H. Franklin Allen, Ph.D.


* Willard S. Boothby                    Director              October 15, 1999
----------------------------
Willard S. Boothby, Jr.


* Francis J. Palamara                   Director              October 15, 1999
----------------------------
Francis J. Palamara

* G. Thompson Pew, Jr.                  Director              October 15, 1999
----------------------------
G. Thompson Pew, Jr.

/s/  Kimberly C. Osborne                Executive Vice
----------------------------            President and
Kimberly C. Osborne                     Treasurer             October 14, 1999


*By: /s/ Michael P. Malloy
     -----------------------------------
     Michael P. Malloy, Attorney-in-fact

                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS
                               Power of Attorney

         I hereby appoint John W. Church, Jr., Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 12, 1999.


                                        /s/ H. Franklin Allen, Ph.D.
                                        ----------------------------
                                            H. Franklin Allen, Ph.D.

                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS
                               Power of Attorney

         I hereby appoint John W. Church, Jr., Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 8, 1999.


                                        /s/ Willard S. Boothby, Jr.
                                        ----------------------------
                                            Willard S. Boothby, Jr.

                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS
                               Power of Attorney

         I hereby appoint John W. Church, Jr., Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 12, 1999.


                                        /s/ Francis J. Palamara
                                        ----------------------------
                                            Francis J. Palamara

                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS
                               Power of Attorney

         I hereby appoint John W. Church, Jr., Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 11, 1999.


                                        /s/ G. Thompson Pew, Jr.
                                        ----------------------------
                                            G. Thompson Pew, Jr.

                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS
                               Power of Attorney

         I hereby appoint Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as the Chairman and a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 9, 1999.


                                        /s/ John W. Church, Jr.
                                        ----------------------------
                                            John W. Church, Jr.

                                  EXHIBIT INDEX
                                  -------------


Exhibit No.
-----------

  (a)      (16)     Articles Supplementary dated October 11, 1999 to Articles
                    of Incorporation

  (d)      (12)     Form of Investment Advisory Agreement relating to the Small
                    Capitalization Growth Portfolio

           (13) Form of Sub-Investment Advisory Agreement relating to the Small Capitalization Growth Portfolio

           (14) Form of Sub-Investment Advisory Agreement relating to the Small Capitalization Growth Portfolio

  (e)      (2)      Form of Appendix A to Distribution Agreement between
                    Registrant and ICC Distributors, Inc.

  (g)      (3)      Form of Amendment to Exhibit A to Custody Agreement with
                    relating to the Small Capitalization Growth Portfolio

  (h)      (5)      Form of Amended and Restated Shareholder Servicing Agreement
                    relating to the Small Capitalization Growth Portfolio

  (i)      (2)      Opinion of Counsel as to Legality of Securities Being
                    Registered

  (j)      (1)      Consent of Drinker Biddle & Reath LLP

           (2)      Consent of PricewaterhouseCoopers LLP

  (l)      (3)      Form of Purchase Agreement relating to the Small
                    Capitalization Growth Portfolio



                                      -17-